STRATEGY SHARES NASDAQ 7HANDL™ INDEX ETF NASDAQ Ticker: HNDL

January 24, 2020

The information supplements certain disclosures contained in the Prospectus and Statement of Additional Information (“SAI”) for the Fund, each dated September 1, 2019.

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Rational Advisors, Inc. (“Rational”) has changed its address. Rational’s new address is 53 Palmeras St. Suite 601, San Juan, PR 00901. All references to Rational’s address in the Fund’s Prospectus and SAI are hereby revised accordingly.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information for the Fund, each dated September 1, 2019, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at (855) 4SS-ETFS or (855) 477-3837 or by writing to 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.